Stockholders' (Deficit) Equity - Summary of Common Shares Reserved for Issuance (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Total shares reserved for future issuance	7,101,126	8,874,291
Outstanding Stock Options
Class Of Stock [Line Items]
Total shares reserved for future issuance	4,996,284	6,080,483
Outstanding RSUs
Class Of Stock [Line Items]
Total shares reserved for future issuance	466,842	1,155,808
Outstanding related party warrants
Class Of Stock [Line Items]
Total shares reserved for future issuance	1,638,000	1,638,000